Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Measurements [Abstract]
Schedule of the carrying amount and estimated fair value of the Company's financial instruments that are recorded at fair value on a recurring basis

		As of September 30, 2014
				Estimated Fair Value
				Measurements
			Quoted	Significant
			Prices In	Other	Significant
			Active	Observable	Unobservable
	Statement of Financial	Carrying	Markets	Inputs	Inputs
(In millions)	Position Location	Value	(Level 1)	(Level 2)	(Level 3)
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$9	$9	$—	$—
Investments in marketable securities	Marketable securities and Long-term marketable securities	103	55	48	—
Total financial assets		$112	$64	$48	$—

Financial Liabilities:
Fuel swap contracts:
Current	Other accrued liabilities	$1	$—	$—	$1
Total financial liabilities		$1	$—	$—	$1

		As of December 31, 2013
				Estimated Fair Value
				Measurements
			Quoted	Significant
			Prices In	Other	Significant
			Active	Observable	Unobservable
	Statement of Financial	Carrying	Markets	Inputs	Inputs
(In millions)	Position Location	Value	(Level 1)	(Level 2)	(Level 3)
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$13	$13	$—	$—
Investments in marketable securities	Marketable securities and Long-term marketable securities	136	61	75	—
Fuel swap contracts:
Current	Prepaid expenses and other assets	1	—	—	1
Total financial assets		$150	$74	$75	$1

		As of December 31, 2013
			Estimated Fair Value Measurements
(In millions)	Statement of Financial Position Location	Carrying Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$9	$9	$—	$—
Investments in marketable securities	Marketable securities and Long-term marketable securities	136	61	75	—
Fuel swap contracts:
Current	Prepaid expenses and other assets	1	—	—	1

Total financial assets		$146	$70	$75	$1

		As of December 31, 2012
			Estimated Fair Value Measurements
(In millions)	Statement of Financial Position Location	Carrying Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$9	$9	$—	$—
Investments in marketable securities	Marketable securities and Long-term marketable securities	134	45	89	—
Fuel swap contracts:
Current	Prepaid expenses and other assets	2	—	—	2

Total financial assets		$145	$54	$89	$2

Financial Liabilities:
Interest rate swap contracts	Other accrued liabilities(1)	$7	$—	$7	$—

Total financial liabilities		$7	$—	$7	$—

Schedule of reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3) on a recurring basis

Fuel Swap
Contract
Assets
(In millions)	(Liabilities)
Balance as of December 31, 2013	$1
Total gains (realized and unrealized)
Included in earnings	—
Included in accumulated other comprehensive income	(2)
Settlements, net	—
Balance as of September 30, 2014	$(1)

Balance as of December 31, 2012	$2
Total gains (realized and unrealized)
Included in earnings	1
Included in accumulated other comprehensive income	(2)
Settlements, net	(1)
Balance as of September 30, 2013	$—

:

(In millions)	Fuel Swap Contract (Liabilities) Assets
Balance as of December 31, 2011	$(1)
Total gains (losses) (realized and unrealized):
Included in earnings	2
Included in accumulated other comprehensive income	3
Settlements, net	(2)

Balance as of December 31, 2012	2
Total gains (realized and unrealized):
Included in earnings	1
Included in accumulated other comprehensive income	(1)
Settlements, net	(1)

Balance as of December 31, 2013	$1

Schedule of Level 3 financial instruments

	Fair Value	Valuation			Weighted
	(in millions)	Technique	Unobservable Input	Range	Average
As of September 30, 2014
Fuel swap contracts	$(1)	Discounted Cash Flows	Forward Unleaded Price per Gallon(1)	$3.14 - $3.99	$3.61

As of December 31, 2013
Fuel swap contracts	$1	Discounted Cash Flows	Forward Unleaded Price per Gallon(1)	$3.20 - $3.87	$3.60

___________________________________

(1)	Forward prices per gallon were derived from third-party market data providers. A decrease in the forward price would result in a decrease in the fair value of the fuel swap contracts.

Item	Fair Value as of December 31, 2013 (in millions)	Valuation Technique	Unobservable Input	Range	Weighted Average
Fuel swap contracts	$1	Discounted Cash Flows	Forward Unleaded Price per Gallon(1)	$3.20 - $3.87	$3.60

Item	Fair Value as of December 31, 2012 (in millions)	Valuation Technique	Unobservable Input	Range	Weighted Average
Fuel swap contracts	$2	Discounted Cash Flows	Forward Unleaded Price per Gallon(1)	$3.36 - $3.73	$3.55
			Forward Diesel Price per Gallon(1)	$3.88 - $3.96	$3.90
(1)
Forward price per gallon for unleaded and diesel were derived from third-party market data providers. A decrease in the forward price would result in a decrease in the fair value of the fuel swap contracts.

Schedule of effect of derivative instruments on the condensed consolidated statements of operations and comprehensive (loss) income and accumulated other comprehensive income (loss) on the condensed consolidated statements of financial position

		Effective Portion
	Effective Portion	of Gain (Loss)
	of (Loss) Gain	Reclassified from
	Recognized in	Accumulated Other
(In millions)	Accumulated Other	Comprehensive
Derivatives designated as Cash Flow	Comprehensive	Income
Hedge Relationships	Income	Into Earnings	Location of Gain (Loss) included in Earnings
Nine Months Ended September 30, 2014:
Fuel swap contracts	$(2)	$—	Cost of services rendered and products sold

Nine Months Ended September 30, 2013:
Fuel swap contracts	$(2)	$1	Cost of services rendered and products sold
Interest rate swap contracts	$5	$(5)	Interest expense

	Effective Portion of Gain Recognized in Accumulated Other Comprehensive Income (Loss)	Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings
(In millions) Derivatives designated as Cash Flow Hedge Relationships			Location of Gain (Loss) included in Earnings
	Year ended December 31, 2013
Fuel swap contracts	$(1)	$1	Cost of services rendered and products sold
Interest rate swap contracts	$5	$(5)	Interest expense

	Effective Portion of Gain Recognized in Accumulated Other Comprehensive Income (Loss)	Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income
			Location of (Loss) Gain included in Income
Derivatives designated as Cash Flow Hedge Relationships	Year ended December 31, 2012
Fuel swap contracts	$3	$2	Cost of services rendered and products sold
Interest rate swap contracts	$17	$(22)	Interest expense